SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2023 (remaining three months)	$ 152
2023	621	$ 602
2024	594	621
2025	507	594
2026	493	507
Thereafter	140
Total lease payments	2,507	2,957
Less: Imputed interest	(403)	(544)
Total	2,104	2,413
Operating cash flows from operating leases	$ 451	438
2027		493
Thereafter		$ 140